Related Party Transactions (Details) - USD ($)							1 Months Ended					10 Months Ended	12 Months Ended
	Nov. 18, 2024	Aug. 21, 2024	Mar. 28, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Oct. 31, 2024	Sep. 30, 2024	Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 08, 2024	Aug. 13, 2024	Aug. 09, 2024
Related Party Transactions [Line Items]
Amount of capital contribution						$ 25,000
Price per share (in Dollars per share)						$ 0.004							$ 10.05
Subject to forfeiture shares (in Shares)				6,250,000
Agreed to loan aggregate amount													$ 1,200,000
Outstanding balance of repayment												179,665
Monthly fees payaments												$ 196,806	204,541
Outstanding borrowings													$ 1,200,000
Forgiveness of outstanding balance percentage		50.00%
Private Placement Warrant [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)													$ 1
Closing date of warrants													30 days
Loans convertible													$ 1,500,000
Warrant [Member]
Related Party Transactions [Line Items]
Loans convertible													$ 1,500,000
Amendment to Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Effective date of fees payment			Jan. 01, 2024
Second Amendment to the Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Effective date of fees payment																Apr. 01, 2024
Third Amendment to the Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Effective date of fees payment														Nov. 01, 2024
Venture Collective LLC [Member]
Related Party Transactions [Line Items]
Agreed to loan aggregate amount					$ 27,083
The Venture Collective LLC [Member]
Related Party Transactions [Line Items]
Monthly fees payaments			$ 27,083.33
The Venture Collective LLC [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Monthly fees payaments							$ 14,746	$ 18,882	$ 24,091		$ 17,708.33
The Venture Collective LLC [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Monthly fees payaments							$ 7,373	$ 14,746	$ 18,882	$ 24,091
Mr. Blitzer [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)		122,549
Borrowings															$ 2,500,000
Forgiveness of outstanding balance percentage		50.00%
Warrants and preferred stock purchases (in Shares)		31,250
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)	6,250,000					5,750,000
Number of shares effected share capitalization (in Shares)					575,000
Number of shares converted (in Shares)	6,200,000
Shares issued (in Shares)												6,250,000	50,000
Shares outstanding (in Shares)												6,250,000	50,000
Shares issued price per share (in Dollars per share)						$ 0.004
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)													50,000
Shares outstanding (in Shares)													50,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)				1
Shares issued (in Shares)													6,200,000
Shares outstanding (in Shares)													6,200,000
Closing price of shares (in Dollars per share)													$ 18
Conversion price per warrant (in Dollars per share)													$ 1
Class A Ordinary Shares [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)				1								1	1
Shares issued price per share (in Dollars per share)				$ 11.5								$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)													8,405,349
Shares outstanding (in Shares)													8,405,349
Series A Preferred Stock [Member] | Mr. Blitzer [Member]
Related Party Transactions [Line Items]
Stated value of preferred stock		$ 1,250,000
Founders Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)						5,750,000
Number of shares effected share capitalization (in Shares)					575,000
Subject to forfeiture shares (in Shares)				75,000	825,000
Trading days													20 days
Trading day period of commencing IPO													30 days
Initial business combination period													150 days
Founders Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	50,000
Shares outstanding (in Shares)	50,000
Founders Shares [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	8,405,349
Shares outstanding (in Shares)	8,405,349
Closing price of shares (in Dollars per share)													$ 12
Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)					6,325,000
Number of shares effected share capitalization (in Shares)					6,325,000
IPO [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share)				$ 10
IPO [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Agreed to loan aggregate amount													$ 300,000
Outstanding balance of repayment				$ 179,665